SHARE CAPITAL AND BASIC AND DILUTED LOSS PER SHARE (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 24, 2014	Sep. 23, 2014	Sep. 16, 2013	Jun. 24, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock Authorized Shares	unlimited
Preferred Stock Authorized Shares	unlimited
Issuance of stock on exercise of employee stock options (in shares)	0	219,755	1,086,102
Proceeds From Issuance Of Common Stock	$ 3,000	$ 18,931	$ 2,420
Class Of Warrant Or Right Number Of Securities Called By Each Warrant Or Right Description	Each unit consisted of one common share and one and a quarter common share purchase warrants.
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.35386	$ 0.70	$ 1.94
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,528,172	463,915	452,344
Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues		5,750,000
Proceeds From Issuance Of Common Stock		20,100
Stock Units Issued During Period Shares And Warrants New Issues	10,563,380
Shares Issued, Price Per Share	$ 0.284	$ 3.50
Proceeds From Issuance Of Stock Units	3,000
Class Of Warrant Or Right Number Of Securities Called By Each Warrant Or Right Description	Each unit consists of one common share of the Company and one and a quarter common share purchase warrants. Each warrant is exercisable into one Common Share
Public Offering [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.3692
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of stock on exercise of employee stock options (in shares)		219,755	1,086,102
Stock Issued During Period, Value, Issued for Cash		484	2,420
Additional Paid-In Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Issued for Cash		$ 209	$ 989